REVENUES - Narrative (Details) Rp in Billions	12 Months Ended
Dec. 31, 2022 IDR (Rp)
Minimum
Revenues
Lease term	1 year
Maximum
Revenues
Lease term	10 years
No later than a year
Revenues
Unsatisfied performance obligations	Rp 6,455
More than one year
Revenues
Unsatisfied performance obligations	Rp 4,703